Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39364
Entity Registrant Name	BlueCity Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Block 2 Tower B Room 028,
Entity Address, Address Line Two	No. 22 Pingguo Shequ,
Entity Address, Address Line Three	Bai Zi Wan Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001791278
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Entity Address, Country	CN
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
American Depository shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each two American depositary shares representing one Class A ordinary share
Trading Symbol	BLCT
Security Exchange Name	NASDAQ
Ordinary shares.
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,733,449
Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	13,618,609
No Trading Symbol Flag	true
Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,114,840
Business Contact
Document Information [Line Items]
Contact Personnel Name	Junchen Sun, Acting
Entity Address, Address Line One	Block 2 Tower B Room 028, No. 22
Entity Address, Address Line Two	Pingguo Shequ
Entity Address, Address Line Three	Bai Zi Wan Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
City Area Code	86 10
Local Phone Number	5876-9855
Contact Personnel Email Address	sunjunchen@bluecity.com
Entity Address, Country	CN